SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash and cash equivalents	$ 0	$ 0
Allowances for doubtful accounts	$ 59,604
Concentration risk percentage	100.00%	100.00%	100.00%
Percentage of discount	10.00%
Asset retirement obligations, noncurrent	$ 352,636	$ 448,720
Percentage of cap on sale proceeds	65.00%
Percentage of additional profit sharing on remaining sale proceeds	26.7857%
Percentage of remaining sale proceeds	35.00%
Percentage of operating cost per bbl multiplying NSO	100.00%
Kruh Block KSO [Member]
Percentage of cap on sale proceeds	80.00%
Percentage of additional profit sharing on remaining sale proceeds	52.7963%
Percentage of remaining sale proceeds	20.00%
Percentage of operating cost per bbl multiplying NSO	100.00%